CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Subscription Receivable	Total
Balance at Dec. 31, 2009	$ 94,000	$ 426,000	$ (410,058)	$ (2,000)	$ 107,942
Balance (shares) at Dec. 31, 2009	94,000,000
Sale of common stock	6,000	13,500			19,500
Sale of common stock (shares)	6,000,000
Common stock issued for services	200	450			650
Common stock issued for services (shares)	200,000
Collection of subscription receivable				1,800	1,800
Net (Loss)			(136,812)		(136,812)
Balance at Dec. 31, 2010	100,200	439,950	(546,870)	(200)	(6,920)
Balance (shares) at Dec. 31, 2010	100,200,000				100,200,000
Sale of common stock	16,804	663,096			679,900
Sale of common stock (shares)	16,803,803
Common stock issued for services
Collection of subscription receivable				200	200
Net (Loss)			(424,452)		(424,452)
Balance at Dec. 31, 2011	$ 117,004	$ 1,103,046	$ (971,322)		$ 248,728
Balance (shares) at Dec. 31, 2011	117,003,803				117,003,803